Finance receivables	12 Months Ended
Mar. 31, 2026
Text block 1 [Abstract]
Finance receivables
8. Finance receivables
Finance receivables consist of the following:

	Yen in millions
	March 31,
	2025	2026
Retail	27,638,021	31,837,922
Finance leases	3,437,970	4,154,650
Wholesale and other dealer loans	4,902,537	5,821,931

Total	35,978,528	41,814,504

Deferred origination costs	446,538	475,032
Less - Unearned income	(2,349,215)	(2,820,138)
Less - Allowance for credit losses
Retail	(356,304)	(382,152)
Finance leases	(56,721)	(67,560)
Wholesale and other dealer loans	(37,791)	(53,031)

Total finance receivables, net	33,625,035	38,966,655

Current assets	11,453,249	13,478,474
Non-current assets	22,171,786	25,488,182

Total finance receivables, net	33,625,035	38,966,655

Finance receivables were geographically distributed as follows:

	March 31,
	2025	2026
North America	53.9%	52.2%
Europe	15.0	15.4
Asia	11.7	11.4
Japan	8.9	10.0
Other	10.5	11.0
Finance receivables are classified as financial assets measured at amortized cost.
The contractual maturity of retail receivables, future lease payments to be received for finance leases, and wholesale receivables and other dealer loans are as follows:

	Yen in millions
	March 31, 2025
	Retail	Finance leases	Wholesale and other dealer loans
Within 1 year	7,518,918	1,041,282	3,617,276
Between 1 and 2 years	6,317,972	745,842	367,663
Between 2 and 3 years	5,500,349	576,552	231,623
Between 3 and 4 years	4,265,070	320,721	162,658
Between 4 and 5 years	2,623,094	101,389	119,871
Later than 5 years	1,412,619	28,371	403,444

Total	27,638,021	2,814,157	4,902,537

	Yen in millions
	March 31, 2026
	Retail	Finance leases	Wholesale and other dealer loans
Within 1 year	8,659,405	1,248,720	4,481,525
Between 1 and 2 years	7,365,657	904,612	452,366
Between 2 and 3 years	6,372,603	681,364	233,452
Between 3 and 4 years	4,916,999	338,381	168,333
Between 4 and 5 years	2,841,501	126,279	134,005
Later than 5 years	1,681,757	31,306	352,251

Total	31,837,922	3,330,663	5,821,931

Finance leases receivables consist of the following:

	Yen in millions
	March 31,
	2025	2026
Lease payments	2,814,157	3,330,663
Estimated unguaranteed residual values	623,812	823,988

Total	3,437,970	4,154,650

Deferred origination costs	25,342	32,556
Less - Unearned income	(372,987)	(435,157)
Less - Allowance for credit losses	(56,721)	(67,560)

Finance leases receivables, net	3,033,603	3,684,489